Related party transactions	12 Months Ended
Dec. 31, 2012
Related party transactions
4.	Related party transactions:

Prior to the acquisition of the Manager on January 27, 2012, the ultimate beneficial owners of the Manager directly and indirectly owned common shares, or common shares and preferred shares, of the Company.

The Company had management agreements with the Manager for the provision of certain technical, strategic and administrative services for fees:

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Technical Services - The Manager was responsible for providing ship operating services to the Company in exchange for a fixed fee per day per vessel as described below. The technical services fee did not include certain extraordinary items, as defined in the management agreements.

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Administrative and Strategic Services - The Manager provided administrative and strategic services to the Company for the management of the business for a fixed fee of $72,000 per year. The Company also reimbursed all reasonable expenses incurred by the Manager in providing these services to the Company.

The following are technical service fees that were charged under the management agreements in place up to the acquisition date:

Vessel class (TEU)	Number of vessels	Weighted-average technical services fee (in whole amounts, per vessel per day)
2500	10	$5,132
3500	2	5,242
4250	24	5,465
4500	5	6,916
4800	4	50	*
5100	4	6,482
8500	10	7,268
9600	2	7,406
13100	8	8,545

*	Prior to the amendment, the Company was paying $7,848 per vessel per day while the vessel was being time chartered (note 5).

The Company incurred the following costs under the management agreements with the Manager which were incurred prior to the date of acquisition:

	2012(1)	2011	2010

Technical services	$9,700	$135,381	$108,046

Dry-dock activities included in technical services	421	5,855	4,673

Administrative and strategic services	5	72	72

Reimbursed expenses	305	4,074	3,087

Construction supervision	100	2,056	1,864

(1)	Relate to the 26 days prior to acquisition

The Company incurred the following costs with the Manager and parties related thereto:

	2012	2011	2010

Consulting services	$—	$84	$192

Arrangement fee	1,790	1,832	1,500

Technical service fees advance	—	2,947	—

Transaction fee	123	369	—

As at December 31, 2012, the Company had amounts due from related parties of $1,501,000 (December 31, 2011- nil) included in accounts receivables.